Acquisitions, Assets and Liabilities Held for Sale, Licensing Agreements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Additional Acquisitions (Details) - USD ($)
$ in Millions
	Dec. 01, 2014	Sep. 24, 2014	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill			$ 54,449		$ 48,242		$ 42,069
Baxter International Inc. [Member]
Business Acquisition [Line Items]
Total consideration transferred	$ 648
Identifiable intangible assets	376
Inventories	194
Goodwill	12
InnoPharma [Member]
Business Acquisition [Line Items]
Goodwill		$ 125
Payments to acquire businesses		225
Assumed contingent consideration		67
Contingent consideration milestone payments, maximum possible amount		135
Intangible assets		247
Deferred tax liabilities		81
Developed Technology Rights [Member] | Baxter International Inc. [Member]
Business Acquisition [Line Items]
Identifiable intangible assets	$ 371
Developed Technology Rights [Member] | InnoPharma [Member]
Business Acquisition [Line Items]
Identifiable intangible assets		35
In Process Research and Development [Member] | InnoPharma [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets		$ 212

[1]	Amounts may not add due to rounding.